Share-based Payments - Summary of Number and Movements in Long Term Incentive Plan Options (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at January 1	8,297,694	8,923,600
Outstanding at December 31	7,874,530	8,297,694
Exercisable at December 31	7,874,530	8,297,694
Long-term incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at January 1	0	482,748
Lapsed during the year	0	(482,748)
Outstanding at December 31	0	0
Exercisable at December 31	0	0